General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
General and Administrative Expenses [Abstract]
Schedule of General And Administrative Expenses
	Year ended December 31
	2025	2024

Professional services	871	686
Share base compensation	224	28
Insurance	37	41
Rent and office maintenance	78	69
Levies and tolls	8	12
Depreciation	7	18
Promotions	22	3
Other expenses	34	48
	1,281	905